13F-CONP 2/16/04

CONFIDENTIAL TREATMENT

03044276

NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED
FEB 20 2003
OFFICE OF THE SECRETARY

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: **December 31, 2002**

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

Name: **M.H. Davidson & Co., L. L. C.**
Addres: **885 Third Avenue, Suite 3300**
New York, NY. 10022

Form 13F File Number: **28-4666**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
AUG 23 2004
THOMSON FINANCIAL

Name: **Thomas L. Kempner, Jr.**
Title: **Managing Member**
Phone: **212-446-4060**

Signature, Place, and Date of Signing:

[Signature]	NY , NY [City, State]	2/11/03 [Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ___0___

Form 13 F Information Table Entry Total: ___10___

Form 13 F Information Table Value Total: ___$407,620
(thousands)

List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

Form 13 F File Number	Name
28________	________

[Repeat as necessary.]

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-__________ ______________________________

[Repeat as necessary]

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
Report date: 12/31/02
Reporting Manager: M.H. Davidson & Co., L.L.C.

FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	VOTING AUTHORITY SHARED	VOTING AUTHORITY NONE
AMERIPATH INC. -Closed Mar. '03	CS	03071D109	8087	376300	SH		SOLE		376300		
DREYERS GRAND ICE CREAM INC	CS - closed Jun 03	261878102	64956	915387	SH		SOLE		915387		
FBR ASSET INVESTMENT -Closed MAR 03	CS	30241E303	709	20900	SH		SOLE		20900		
GUCCI CORP	CS	401566104	6302	68800	SH		SOLE		68800		
HOUSEHOLD INTERNATIONAL closed March 03		441815107	60739	2184061	SH		SOLE		2184061		
PHARMACIA CORP April Close	CS	71713U102	203377	4865481	SH		SOLE		4865481		
RATIONAL SOFTWARE Closed Feb 03	CS	75409P202	35296	3403700	SH		SOLE		3403700		
SYNCOR INTERNATIONAL - Jan 1'03	CS	87157J106	6641	239500	SH		SOLE		239500		
TAUBMAN CENTERS	CS	876664103	5009	308600	SH		SOLE		308600		
TICKETMASTER	CS	88633P203	16504	780345	SH		SOLE		780345		
			407,620								

→ Terminated 1/03

→ it appears that Pinault Printemps Redoute SA has agreed to tender for all Gucci shares by 4/30/04

9/9/01
SIA
Strategic Investment Agreement